Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense

The stock-based compensation expense during the year ended December 31, 2025, and 2024 are reported in the following consolidated financial statement line items (in thousands):

	Year ended December 31,
	2025	2024
General and administrative	$154	$723
Cost of revenue	21	44
Selling and marketing	38	170
Research and development	18	130
Total stock-based compensation expense	$231	$1,067

Schedule of Stock Option Activity for Options with Service-based Vesting

The following table summarizes the stock option activity for options with service-based vesting conditions during the year ended December 31, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2024	1,700,058	1.88	6.50	$11,885
Granted			-	-
Exercised	(6,772)	0.70	-	-
Forfeited	(14,892)	5.34	-	-
Cashless exercise (1)	(745,896)	0.95	-	-
Expired	(245,618)	0.72	-	-
Outstanding balance as of December 31, 2025	686,880	3.25	6.88	$234
Options vested and exercisable as of December 31, 2025	523,632	2.93	6.52	230

(1)	During the year ended 31st December 2025, employees have performed cashless exercise of 745,896 options

Schedule of Assumptions Used in the Black-Scholes Model

	December 31,
	2025 (1)	2024
Weighted average expected term (years)	0	5.79
Weighted average expected volatility	0.00	66.90%
Risk-free interest rate	0.00	4.08%-4.10%
Dividend yield	0	0

(1)	There were no stock options granted during the year ended December 31, 2025.